Interest Expense on DFA (Tables)	12 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Summary of Interest Expense on DFA

	2024	2023	2022

	US$	US$	US$
Interest expense on DFA	30,263,042	13,462,160	—
Total interest expense on DFA	30,263,042	13,462,160	—